Schedule of Investments (unaudited)
August 31, 2024
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 84.6%
Communication Services — 13.4%
Diversified Telecommunication Services — 4.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,280,000	$1,029,670 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,150,000	2,430,114 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,550,000	1,011,669 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	2,130,000	699,175 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,380,000	964,513 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	290,000	201,555 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	4,880,000	5,356,078 (a)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	1,450,000	1,463,775 (a)
Total Diversified Telecommunication Services				13,156,549
Entertainment — 0.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	390,763 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,970,000	2,050,624 (a)
Total Entertainment				2,441,387
Media — 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	430,000	347,131 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	1,500,000	911,761
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	628,242 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,440,000	1,215,314 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,307,000	1,274,629
DISH DBS Corp., Senior Notes	7.375%	7/1/28	2,820,000	1,454,117
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,400,000	1,551,637
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	550,000	462,470
Sirius XM Radio Inc., Senior Notes	3.875%	9/1/31	500,000	429,533 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	1,000,000	990,698 (a)
Total Media				9,265,532
Wireless Telecommunication Services — 4.4%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	200,000	177,932 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	2,110,000	1,864,463 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,300,000	1,519,109 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,610,000	631,095 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	600,000	388,064 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	2,870,000	1,911,557 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,647,719
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	160,520
Sprint LLC, Senior Notes	7.625%	3/1/26	530,000	546,839
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000	474,404 (a)
Total Wireless Telecommunication Services				12,321,702

Total Communication Services				37,185,170
Consumer Discretionary — 21.6%
Automobile Components — 4.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	3,737,057 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,430,000	2,444,347
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	500,000	465,647
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000	$1,319,749 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	390,000	403,941 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,490,000	1,573,602 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	590,000	610,054 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	580,000	608,365 (a)
Total Automobile Components				11,162,762
Automobiles — 1.2%
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	1,500,000	1,324,294 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,840,000	1,888,098 (a)
Total Automobiles				3,212,392
Broadline Retail — 0.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,320,000	1,424,163 (a)
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,230,000	1,308,976 (a)
Diversified Consumer Services — 1.4%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	520,000 EUR	562,510 (b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,400,000 EUR	1,514,450 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000	508,389 (a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000	1,080,699
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,250,000	321,875 (a)
Total Diversified Consumer Services				3,987,923
Hotels, Restaurants & Leisure — 12.7%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,000,000 EUR	2,178,746 (a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000	1,532,858 (a)
Carnival Corp., Senior Notes	7.625%	3/1/26	960,000	970,368 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,650,000	1,786,115 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,410,000 EUR	2,255,272
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,170,000	2,154,628 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,250,000	1,121,198 (a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000	620,658 (a)
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	1,000,000	1,011,918 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000	613,694 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	2,500,000	2,487,762 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	811,000	811,065 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,729,000	1,846,280 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	690,000	738,535 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	2,020,000	2,044,987 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,272,010 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,220,000	1,223,171 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	993,000	1,001,290 (a)
Saga PLC, Senior Notes	5.500%	7/15/26	350,000 GBP	435,886 (b)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000	807,434 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,000,000	1,013,662 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,720,000	1,888,262 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	450,000	446,547 (a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	500,000 GBP	563,077 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	880,000	$841,313 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	2,020,000	1,859,843 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,500,000	1,592,938 (a)
Total Hotels, Restaurants & Leisure				35,119,517
Specialty Retail — 1.3%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	450,000	431,229 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	2,130,000	1,674,624 (a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000	496,472 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,110,000	1,133,340
Total Specialty Retail				3,735,665

Total Consumer Discretionary				59,951,398
Consumer Staples — 0.6%
Beverages — 0.5%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,500,000	1,489,148 (a)
Food Products — 0.1%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	200,000	198,877 (a)

Total Consumer Staples				1,688,025
Energy — 11.5%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	570,000	591,490 (a)
Oil, Gas & Consumable Fuels — 11.3%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000	672,736
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000	891,898 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000	127,586
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000	468,233
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	460,000	488,052 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	530,000	546,970 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,560,000	1,904,809
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,500,000	1,085,137
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	950,000	927,492 (c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	520,000	504,385 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	530,000	578,782 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	110,000	105,764 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	740,000	723,529
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	800,000	876,808 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	939,992
MEG Energy Corp., Senior Notes	7.125%	2/1/27	168,000	170,719 (a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	933,778 (a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	760,000	777,673 (a)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	533,373
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	443,980
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	564,688
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	750,000	789,870 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	670,000	687,439 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,640,000	$2,647,817
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,000,000	755,447 (a)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	460,000	471,553 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	418,020
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	456,314
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	594,807 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	572,275 (a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	990,000	1,015,103 (a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	566,563
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	700,000	778,137 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	172,409
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	488,421
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	3,840,000	3,475,784
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	373,807
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,635,403
YPF SA, Senior Notes	8.500%	7/28/25	1,150,000	1,152,027 (a)
Total Oil, Gas & Consumable Fuels				31,317,580

Total Energy				31,909,070
Financials — 6.4%
Banks — 3.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,140,000	1,976,718 (a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	800,000	760,896 (a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	843,567 (a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,367,094 (a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	990,000	1,156,003 (d)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	940,000	943,460 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	440,000	444,330 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,030,000	2,152,563 (c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,262,390 (a)(d)
Total Banks				10,907,021
Capital Markets — 0.4%
Credit Suisse AG AT1 Claim	—	—	6,220,000	186,600 *(e)(f)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	370,000	389,371 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	540,000	596,741 (a)(c)(d)
Total Capital Markets				1,172,712
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000	$589,623
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	713,112
Total Consumer Finance				1,302,735
Financial Services — 1.4%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	380,000	405,530 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	110,000 GBP	156,539 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,130,000	1,187,692 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	550,000	571,540 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	1,000,000	939,508 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	610,000	500,790 (a)
Total Financial Services				3,761,599
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	540,000	562,773 (a)

Total Financials				17,706,840
Health Care — 6.9%
Health Care Providers & Services — 4.6%
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	500,000	475,475 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	3,120,000	2,664,466 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,790,000	1,939,950 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,130,381
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	980,000	957,020 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,000,000	1,128,246 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	690,000	722,490 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	500,000	501,407
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,780,000	2,787,687
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	272,261
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	161,000	139,668 (a)
Total Health Care Providers & Services				12,719,051
Pharmaceuticals — 2.3%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	990,000	740,683 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,540,000 EUR	1,621,839 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	700,000	744,121 (a)
Par Pharmaceutical Inc., Escrow	—	—	300,000	0 *(a)(e)(f)(g)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	507,942
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,610,000	1,595,912
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	1,570,000	1,161,107
Total Pharmaceuticals				6,371,604

Total Health Care				19,090,655
Industrials — 10.4%
Aerospace & Defense — 1.6%
Bombardier Inc., Senior Notes	7.500%	2/1/29	290,000	305,706 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,480,000	2,606,331 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	1,340,000	1,416,740 (a)
Total Aerospace & Defense				4,328,777
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.1%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	350,000	$360,782 (a)
Commercial Services & Supplies — 2.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	880,000	840,259
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,650,000	1,741,933
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000	783,703 (a)
GEO Group Inc., Senior Notes	10.250%	4/15/31	670,000	708,486
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	490,000	508,749
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	910,000	951,704 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	1,000,000	953,834 (a)
Total Commercial Services & Supplies				6,488,668
Construction & Engineering — 0.9%
Arcosa Inc., Senior Notes	6.875%	8/15/32	430,000	448,516 (a)
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	530,000	530,414 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,500,000	1,632,877 (a)
Total Construction & Engineering				2,611,807
Electrical Equipment — 0.3%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	1,000,000	942,368 (a)
Machinery — 0.8%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,040,000	1,017,859
TK Elevator Holdco GmbH, Senior Notes	6.625%	7/15/28	990,000 EUR	1,076,642 (a)
Total Machinery				2,094,501
Passenger Airlines — 3.8%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	3,290,000	3,253,321 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,540,000	1,602,040 (a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	457,921
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	379,015
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,242,139 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	200,000	197,799 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,666,000	1,041,562 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	360,000	225,068 (a)
Total Passenger Airlines				10,398,865
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	650,000	602,739 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000	328,277
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	602,174
Total Trading Companies & Distributors				1,533,190

Total Industrials				28,758,958
Information Technology — 4.7%
Communications Equipment — 1.6%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	600,000	484,500 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,370,000	1,816,876 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,150,000	1,647,167 (a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	500,000	474,994 (a)
Total Communications Equipment				4,423,537
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	320,000	$335,024 (a)
IT Services — 0.5%
Amentum Escrow Corp., Senior Notes	7.250%	8/1/32	660,000	690,643 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	630,000	650,367 (a)
Total IT Services				1,341,010
Software — 1.6%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	3,430,000	3,593,467 (a)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	948,791 (a)
Total Software				4,542,258
Technology Hardware, Storage & Peripherals — 0.9%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,342,762
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	209,228
Total Technology Hardware, Storage & Peripherals				2,551,990

Total Information Technology				13,193,819
Materials — 6.6%
Chemicals — 0.4%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	606,353	9,079 *(h)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,070,000	1,118,233 (a)
Total Chemicals				1,127,312
Construction Materials — 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,240,000	1,332,397 (a)
Containers & Packaging — 2.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,000,000	709,671 (a)(i)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,100,000	950,807 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,255,000	1,358,931 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,380,000	831,630 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,500,000	1,373,509 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/27	2,000,000	2,070,360 (a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	410,000	435,354
Total Containers & Packaging				7,730,262
Metals & Mining — 2.9%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,245,328
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	510,000	543,280 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	500,000	500,429 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	285,698
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,097,786
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	264,712
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,445,128
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	819,640
Total Metals & Mining				8,202,001

Total Materials				18,391,972
Real Estate — 1.5%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000	265,225
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotel & Resort REITs — 0.9%
Service Properties Trust, Senior Notes	5.250%	2/15/26	500,000	$488,015
Service Properties Trust, Senior Notes	8.875%	6/15/32	2,090,000	1,970,338
Total Hotel & Resort REITs				2,458,353
Real Estate Management & Development — 0.2%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	100,223	7,016 (b)(i)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	77,280	1,835 (b)(i)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	100,848	1,765 (b)(i)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,528 (b)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	39,251	442 (b)(i)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,750,000	138,827 *(b)(j)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	290,000	314,304 (a)
Total Real Estate Management & Development				465,717
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	830,000	862,662 (a)

Total Real Estate				4,051,957
Utilities — 1.0%
Electric Utilities — 0.3%
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	650,000	692,091 (a)
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,390,000	1,390,218
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	650,000	672,147 (a)

Total Utilities				2,754,456
Total Corporate Bonds & Notes (Cost — $227,456,996)				234,682,320
Senior Loans — 7.7%
Communication Services — 0.6%
Media — 0.6%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.361%	5/1/26	2,020,000	1,690,669 (d)(k)(l)

Consumer Discretionary — 1.5%
Automobile Components — 0.3%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	3/30/27	826,118	817,857 (d)(k)(l)
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.861%	4/13/28	1,350,000	385,317 (d)(k)(l)
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.997%	2/6/31	2,044,875	2,049,415 (d)(k)(l)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.087%	1/27/29	994,911	994,652 (d)(k)(l)
Total Hotels, Restaurants & Leisure				3,044,067

Total Consumer Discretionary				4,247,241
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	795,898	$796,801 (d)(k)(l)

Financials — 0.5%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.861%	8/2/28	497,383	499,455 (d)(k)(l)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.247%	3/12/29	350,000	353,008 (d)(k)(l)
Financial Services — 0.2%
Boost Newco Borrower LLC, Term Loan B1 (2 mo. Term SOFR + 2.500%)	7.748%	1/31/31	600,000	602,409 (d)(k)(l)

Total Financials				1,454,872
Health Care — 1.6%
Health Care Equipment & Supplies — 1.0%
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	7.997%	10/23/28	2,743,125	2,753,041 (d)(k)(l)(m)
Health Care Providers & Services — 0.6%
LifePoint Health Inc., 2024 Repricing Term Loan B (3 mo. Term SOFR + 4.750%)	10.054%	11/16/28	1,500,000	1,507,410 (d)(k)(l)

Total Health Care				4,260,451
Industrials — 1.7%
Aerospace & Defense — 0.4%
Transdigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	7.843%	2/28/31	997,500	999,749 (d)(k)(l)
Building Products — 0.1%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.846%	5/17/28	497,436	377,586 (d)(k)(l)
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.097%	5/12/28	1,994,872	1,985,396 (d)(k)(l)
Machinery — 0.3%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (6 mo. Term SOFR + 3.500%)	8.588%	4/30/30	796,005	799,695 (d)(k)(l)
Passenger Airlines — 0.2%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.033%	2/22/31	578,550	581,261 (d)(k)(l)

Total Industrials				4,743,687
Information Technology — 1.2%
IT Services — 0.2%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. Term SOFR + 5.012%)	10.264%	4/27/28	820,000	651,900 (d)(k)(l)
Software — 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.247%	10/16/26	997,396	980,021 (d)(k)(l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.247%	2/19/29	500,000	435,393 (d)(k)(l)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.832%	7/1/31	560,000	538,882 (d)(k)(l)
Total Software				1,954,296
Technology Hardware, Storage & Peripherals — 0.3%
Vericast Corp., 2024 Extended Term Loan (2 mo. Term SOFR + 7.750%)	13.029%	6/16/26	682,500	667,997 (d)(k)(l)

Total Information Technology				3,274,193
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.3%
Metals & Mining — 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	895,944	$883,776 (e)(f)(k)(l)

Total Senior Loans (Cost — $22,311,537)				21,351,690
Sovereign Bonds — 4.3%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	1,103,878 (a)
Argentina — 0.6%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	49,085	22,211 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,405,000	1,229,375 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	410,000	324,925 (a)
Total Argentina				1,576,511
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000	1,398,490 (a)
Dominican Republic — 0.8%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	25,000,000 DOP	421,052 (b)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	230,000	218,074 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,170,000	1,102,944 (a)
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	21,000,000 DOP	421,825 (b)
Total Dominican Republic				2,163,895
Jordan — 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	750,000	769,143 (a)
Mexico — 1.7%
Mexican Bonos, Bonds	7.750%	5/29/31	104,770,000 MXN	4,814,417

Total Sovereign Bonds (Cost — $11,197,423)				11,826,334
Convertible Bonds & Notes — 1.6%
Communication Services — 1.6%
Media — 1.6%
DISH Network Corp., Senior Notes	0.000%	12/15/25	4,740,000	3,560,925
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,440,000	907,328

Total Communication Services				4,468,253
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	335 (b)

Total Convertible Bonds & Notes (Cost — $5,163,419)				4,468,588
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.1%
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,797	$48,519 *

Materials — 0.1%
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd.			906	106,984 *(e)(f)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	715 *(e)

Total Common Stocks (Cost — $45,429)				156,218
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $12,469)		5/28/28	13,023	2,844 *
Total Investments before Short-Term Investments (Cost — $266,187,273)				272,487,994
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 0.8%
U.S. Treasury Bills — 0.7%
U.S. Treasury Bills	0.000%	9/3/24	1,500,000	1,500,000 (n)
U.S. Treasury Bills	4.859%	10/1/24	410,000	408,351 (n)

Total U.S. Treasury Bills (Cost — $1,907,811)				1,908,351
			Shares
Money Market Funds — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $428,529)	5.235%		428,529	428,529 (o)(p)

Total Short-Term Investments (Cost — $2,336,340)				2,336,880
Total Investments — 99.1% (Cost — $268,523,613)				274,824,874
Other Assets in Excess of Liabilities — 0.9%				2,421,113
Total Net Assets — 100.0%				$277,245,987

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Defined Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	The coupon payment on this security is currently in default as of August 31, 2024.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(j)	The maturity principal is currently in default as of August 31, 2024.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of August 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	Rate shown represents yield-to-maturity.
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $428,529 and the cost was $428,529 (Note 2).

Abbreviation(s) used in this schedule:
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At August 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	152,819	USD	167,051	Bank of America N.A.	10/18/24	$2,258
USD	6,309,584	EUR	5,800,263	Bank of America N.A.	10/18/24	(116,552)
GBP	380,224	USD	485,481	Citibank N.A.	10/18/24	14,056
USD	978,382	GBP	762,065	Goldman Sachs Group Inc.	10/18/24	(22,815)
MXN	44,687,612	USD	2,363,949	JPMorgan Chase & Co.	10/18/24	(111,810)
USD	2,446,344	MXN	44,687,611	JPMorgan Chase & Co.	10/18/24	194,205
Net unrealized depreciation on open forward foreign currency contracts						$(40,658)

Abbreviation(s) used in this table:
EUR	—	Euro
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010, and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025, and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$17,520,240	$186,600	$17,706,840
Health Care	—	19,090,655	0 *	19,090,655
Other Corporate Bonds & Notes	—	197,884,825	—	197,884,825
Senior Loans:
Materials	—	—	883,776	883,776
Other Senior Loans	—	20,467,914	—	20,467,914
Sovereign Bonds	—	11,826,334	—	11,826,334
Convertible Bonds & Notes	—	4,468,588	—	4,468,588
Common Stocks:
Health Care	$48,519	—	—	48,519
Materials	—	—	106,984	106,984
Real Estate	—	715	—	715
Warrants	—	2,844	—	2,844
Total Long-Term Investments	48,519	271,262,115	1,177,360	272,487,994
Short-Term Investments†:
U.S. Treasury Bills	—	1,908,351	—	1,908,351
Money Market Funds	428,529	—	—	428,529
Total Short-Term Investments	428,529	1,908,351	—	2,336,880
Total Investments	$477,048	$273,170,466	$1,177,360	$274,824,874
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$210,519	—	$210,519
Total	$477,048	$273,380,985	$1,177,360	$275,035,393

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$251,177	—	$251,177

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected in such company for the period ended August 31, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,543,966	$22,457,147	22,457,147	$24,572,584	24,572,584

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$16,883	—	$428,529

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report